Income Taxes - deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Lease liability		$ 54,888
Deductible advertising expense carryforwards (PRC)		985
Fair value change on notes payable		904
Net operating loss carryforwards		714,722	360,059
Valuation allowance		(625,858)	(360,059)
Intangible assets identified from acquisition		(522,768)
Right-of-use-assets		(53,886)
Net deferred tax assets	$ 93,054	117,177
Net deferred tax liabilities	$ (521,455)	$ (548,190)